Average Annual Total Returns - (Allspring Managed Account CoreBuilder Shares Series CP) - (Allspring CoreBuilder Shares - Series CP)		12 Months Ended	43 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.79%)
Series CP
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	(0.55%)
Performance Inception Date	Jun. 02, 2021
Series CP | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.45%	(2.30%)
Performance Inception Date	Jun. 02, 2021
Series CP | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	(1.16%)
Performance Inception Date	Jun. 02, 2021